Related party transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19	Related party transactions
  Other than those described in Note 18, the Company did not enter into any transactions with related parties during the six months ended June 30, 2018.